Bank Loans (Details) - Schedule of Short-Term Bank Loan - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Total	$ 852,500	$ 1,893,750	$ 1,640,000
Cathay United Bank [Member]
Short-Term Debt [Line Items]
Total	232,500	243,750	270,000
CTBC Bank [Member]
Short-Term Debt [Line Items]
Total	620,000	650,000	720,000
Cathay Bank [Member]
Short-Term Debt [Line Items]
Total		$ 1,000,000	$ 650,000